Stockholders' Equity - Schedule of Allocation of Stock-based Compensation for Equity Awards (Parenthetical) (Detail) $ in Millions	3 Months Ended
Sep. 30, 2015 USD ($)
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Reversal amount of stock-based compensation expense	$ 0.8